LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
LONG-TERM INVESTMENTS

Long-term investments are summarized as follows:

	December 31, 2011	December 31, 2010
Asset Backed Commercial Paper	$ -	$2,638,185
Australian Listed Equity	-	2,926,317
	$ -	$5,564,502

Asset Backed Commercial Paper

 In September 2011, the Company sold its asset backed notes (“AB Notes”) with a face value of C$4,007,068, and an expected maturity date of December 20, 2016, for gross cash proceeds of $2,560,687, net of taxes. The Company had designated the notes as available for sale and the notes were recorded at fair value using a discounted cash flow approach (December 31, 2010 – C$2,623,998).  The Company recorded a gain on sale of investments of $1,178,254 for the year ended December 31, 2011.

Australia Listed Equity Securities

In April 2011, the Company sold its Australian listed securities for gross cash proceeds of $3,174,208, net of taxes.  The Company recorded a gain on sale of investments of $2,148,021 for the year ended December 31, 2011.

Equity Method Investment

The Company has a 20% interest in a joint venture with Oyu Tolgoi LLC (“OTLLC”), a company owned 66% by Ivanhoe Mines Ltd. and 34% by the Government of Mongolia (Note 7).  At December 31, 2011, the Company’s investment in the joint venture was $98,450 (December 31, 2010 - $119,517). The Company’s share of the loss of the joint venture is $2,397,085 for the year ended December 31, 2011 (December 31, 2010 - $985,441) including accrued interest expense of $151,952 for the year ended December 31, 2011 (December 31, 2010 - $44,103).